Income taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income taxes
Current income tax expense	$ (12,670)	$ (10,995)	$ (6,246)
Deferred tax benefit	562	1,167	1,540
Total income tax expense	(12,108)	(9,828)	(4,706)
Switzerland
Income taxes
Current income tax expense	(7,360)	(5,664)	(3,914)
Deferred tax benefit	14	(75)	288
USA
Income taxes
Current income tax expense	(1,315)	(1,004)	(437)
Deferred tax benefit	179	701	795
Russia
Income taxes
Current income tax expense	(1,166)	(2,639)	(1,128)
Deferred tax benefit	285	(225)	606
UK
Income taxes
Current income tax expense	(726)	(131)	(82)
Deferred tax benefit	(263)	190
Poland
Income taxes
Current income tax expense	(620)	(166)	(152)
Deferred tax benefit	272
Romania
Income taxes
Current income tax expense	(556)	(1,195)	14
Deferred tax benefit	118	327	208
Ukraine
Income taxes
Current income tax expense	(257)		2
Deferred tax benefit	160	(67)	(407)
Germany
Income taxes
Current income tax expense	(252)	(61)	(83)
Cyprus
Income taxes
Current income tax expense	(182)	(151)	(419)
Deferred tax benefit		118	50
Mexico
Income taxes
Current income tax expense	(104)
Deferred tax benefit	(94)	94
Bulgaria
Income taxes
Deferred tax benefit	(109)	104
Other
Income taxes
Current income tax expense	$ (132)	$ 16	$ (47)